Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

February 29, 2020

AEV-QTLY-0420
1.797934.116

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 2.2%
Verizon Communications, Inc.	47,988	$2,599,030
Entertainment - 2.2%
Activision Blizzard, Inc.	21,689	1,260,782
Electronic Arts, Inc. (a)	9,842	997,684
Lions Gate Entertainment Corp. Class B (a)	44,903	332,282
		2,590,748
Interactive Media & Services - 1.1%
Alphabet, Inc. Class A (a)	1,009	1,351,303
Media - 5.0%
Comcast Corp. Class A	101,496	4,103,483
Fox Corp. Class A	16,855	518,123
Interpublic Group of Companies, Inc.	63,086	1,347,517
		5,969,123
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	12,647	1,140,254

TOTAL COMMUNICATION SERVICES		13,650,458

CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.6%
Lear Corp.	6,487	721,354
Internet & Direct Marketing Retail - 0.7%
eBay, Inc.	24,653	853,980
Multiline Retail - 1.5%
Dollar General Corp.	12,161	1,827,798
Specialty Retail - 1.5%
Best Buy Co., Inc.	10,200	771,630
Lowe's Companies, Inc.	9,200	980,444
		1,752,074
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	14,215	1,053,474
Tapestry, Inc.	32,145	753,800
		1,807,274

TOTAL CONSUMER DISCRETIONARY		6,962,480

CONSUMER STAPLES - 9.4%
Beverages - 1.7%
C&C Group PLC (United Kingdom)	204,566	864,594
PepsiCo, Inc.	9,120	1,204,114
		2,068,708
Food & Staples Retailing - 4.3%
Kroger Co.	32,300	908,599
Sysco Corp.	21,376	1,424,710
U.S. Foods Holding Corp. (a)	23,570	792,895
Walmart, Inc.	19,157	2,062,826
		5,189,030
Food Products - 1.0%
Danone SA	16,352	1,154,100
Seaboard Corp.	19	64,885
		1,218,985
Personal Products - 0.6%
Unilever NV (NY Reg.)	12,452	656,968
Tobacco - 1.8%
Altria Group, Inc.	53,100	2,143,647

TOTAL CONSUMER STAPLES		11,277,338

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
BP PLC sponsored ADR	38,000	1,189,020
Cabot Oil & Gas Corp.	77,600	1,080,968
Chevron Corp.	24,293	2,267,509
Golar LNG Partners LP	31,667	134,585
Hoegh LNG Partners LP	20,346	254,325
Parex Resources, Inc. (a)	40,200	549,877
Suncor Energy, Inc.	40,100	1,106,760
Teekay LNG Partners LP	43,133	542,182
Total SA sponsored ADR	26,900	1,160,466
		8,285,692
FINANCIALS - 23.7%
Banks - 11.1%
Huntington Bancshares, Inc.	60,012	736,347
M&T Bank Corp.	9,556	1,341,471
PNC Financial Services Group, Inc.	22,085	2,791,544
Truist Financial Corp.	34,342	1,584,540
U.S. Bancorp	61,334	2,848,351
Wells Fargo & Co.	96,259	3,932,180
		13,234,433
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	9,069	682,170
Goldman Sachs Group, Inc.	1,651	331,471
Invesco Ltd.	25,876	372,614
State Street Corp.	13,761	937,262
		2,323,517
Consumer Finance - 2.2%
Capital One Financial Corp.	13,444	1,186,567
Discover Financial Services	21,366	1,401,182
		2,587,749
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class B (a)	21,003	4,333,757
Insurance - 4.1%
Allstate Corp.	8,897	936,409
Chubb Ltd.	11,038	1,600,841
FNF Group	19,163	742,758
The Travelers Companies, Inc.	13,217	1,583,529
		4,863,537
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	21,488	366,156
MFA Financial, Inc.	85,146	615,606
		981,762

TOTAL FINANCIALS		28,324,755

HEALTH CARE - 19.0%
Biotechnology - 3.1%
AbbVie, Inc.	11,511	986,608
Amgen, Inc.	13,279	2,652,215
		3,638,823
Health Care Providers & Services - 9.2%
Anthem, Inc.	5,674	1,458,729
Centene Corp. (a)	42,097	2,231,983
Cigna Corp.	14,993	2,742,819
CVS Health Corp.	21,201	1,254,675
Humana, Inc.	2,878	920,039
UnitedHealth Group, Inc.	9,556	2,436,398
		11,044,643
Pharmaceuticals - 6.7%
Allergan PLC	11,506	2,193,849
Bristol-Myers Squibb Co.	44,352	2,619,429
Bristol-Myers Squibb Co. rights (a)	26,404	88,453
Roche Holding AG (participation certificate)	5,751	1,849,141
Sanofi SA sponsored ADR	27,522	1,272,893
		8,023,765

TOTAL HEALTH CARE		22,707,231

INDUSTRIALS - 6.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	10,783	1,721,937
Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	9,100	640,822
Airlines - 0.6%
Alaska Air Group, Inc.	10,300	519,738
Delta Air Lines, Inc.	4,300	198,359
		718,097
Building Products - 0.6%
Owens Corning	12,700	717,423
Electrical Equipment - 1.3%
Acuity Brands, Inc.	6,800	699,448
Regal Beloit Corp.	1,000	77,640
Vestas Wind Systems A/S	8,232	794,226
		1,571,314
Machinery - 1.6%
Oshkosh Corp.	9,400	678,210
Trane Technologies PLC	9,929	1,281,238
		1,959,448
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	22,471	854,347

TOTAL INDUSTRIALS		8,183,388

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 1.3%
Cisco Systems, Inc.	39,925	1,594,205
Electronic Equipment & Components - 1.3%
TE Connectivity Ltd.	18,392	1,524,145
IT Services - 2.0%
Amdocs Ltd.	18,362	1,170,578
Cognizant Technology Solutions Corp. Class A	21,121	1,286,903
		2,457,481
Software - 0.6%
Nortonlifelock, Inc.	34,972	665,517

TOTAL INFORMATION TECHNOLOGY		6,241,348

MATERIALS - 2.3%
Chemicals - 0.2%
DuPont de Nemours, Inc.	4,100	175,890
Containers & Packaging - 0.5%
Graphic Packaging Holding Co.	46,178	624,327
Metals & Mining - 1.6%
Newmont Corp.	42,571	1,899,944

TOTAL MATERIALS		2,700,161

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Simon Property Group, Inc.	7,606	936,146
Real Estate Management & Development - 1.6%
CBRE Group, Inc. (a)	35,228	1,977,700

TOTAL REAL ESTATE		2,913,846

UTILITIES - 4.7%
Electric Utilities - 4.7%
Exelon Corp.	56,694	2,444,078
OGE Energy Corp.	25,367	966,483
Southern Co.	36,224	2,186,481
		5,597,042
TOTAL COMMON STOCKS
(Cost $115,978,634)		116,843,739

Nonconvertible Preferred Stocks - 0.9%
INFORMATION TECHNOLOGY - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.
(Cost $1,191,710)	28,970	1,098,865

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.60% (b)
(Cost $1,421,676)	1,421,392	1,421,676
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $118,592,020)		119,364,280
NET OTHER ASSETS (LIABILITIES) - 0.3%		387,739
NET ASSETS - 100%		$119,752,019

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,481
Fidelity Securities Lending Cash Central Fund	11
Total	$4,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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